Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Total adjustment to provisions on adoption of IFRS 16		€ (66.9)
Adjustment to non current provisions on adoption of IFRS 16		(63.3)
Adjustment to current provisions on adoption of IFRS 16		(3.6)
Other provisions	€ 43.9	113.7
Utilization of provision	4.3
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 10.0	12.3
Estimated completion of activities	15 months
Utilization of provision	€ 2.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	5.9	5.8
Utilization of provision	0.0
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	0.0	1.5
Utilization of provision	1.5
Other
Disclosure of other provisions [line items]
Other provisions	26.2	25.3
Utilization of provision	0.2
Miscellaneous other provisions, professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Other provisions	1.8	1.8
Italy | Other
Disclosure of other provisions [line items]
Other provisions	5.0	5.0
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Other provisions		66.9
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Other provisions	1.8	1.9
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	€ 6.0	€ 5.9